Income and Mining Taxes - Deferred Income Tax Assets (Liabilities) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred Tax Assets Liabilities Net Abstract
Current deferred income tax assets	$ 246	$ 195
Long-term deferred income tax assets	1,478	404
Current deferred income tax liabilities	(74)	(65)
Long-term deferred income tax liabilities	(635)	(858)
Net deferred income tax assets (liabilities)	1,015	(324)
Deferred Income Tax Assets [Abstract]
Property, plant and mine development	1,554	621
Reclamation and remediation	314	306
Net operating losses, capital losses and tax credits	2,003	1,933
Investment in partnerships	224	281
Employee-related benefits	231	280
Derivative instruments and unrealized loss on investments	319	145
Other	289	148
Deferred tax assets gross	4,934	3,714
Valuation allowances	(2,724)	(1,626)
Deferred tax assets net	2,210	2,088
Deferred Income Tax Liabilties [Abstract]
Property, plant and mine development	(629)	(1,724)
Reclamation and remediation	(7)
Net undistributed earnings of subsidiaries	(406)	(301)
Derivative instruments and unrealized gain on investments	(79)	(217)
Other	(74)	(170)
Deferred tax liabilities	(1,195)	(2,412)
Net deferred income tax assets (liabilities)	$ 1,015	$ (324)